Equity Incentive Plan - Unrecognized Compensation Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unrecognized Compensation Cost [Abstract]
2013	$ 3,018
2014	1,330
2015	98
2016	3
Total	$ 4,449